HOLDING COMPANY INDIRECT SUBSIDIARIES	12 Months Ended
Jun. 30, 2022
HOLDING COMPANY INDIRECT SUBSIDIARIES
HOLDING COMPANY INDIRECT SUBSIDIARIES

29.        HOLDING COMPANY INDIRECT SUBSIDIARIES

The following entities are indirect subsidiaries of the Holding Company through IBEX Global Limited:

			Ownership %
Description	Location	Nature of Business	2022	2021
IBEX Global Solutions Limited	England	Holding company	100%	100%
Lovercius Consultants Limited	Cyprus	Call center	100%	100%
IBEX Global Europe	Luxembourg	Tech support services	100%	100%
IBEX Global ROHQ	Philippines	Regional HQ	100%	100%
IBEX Global Solutions, Inc. (formerly TRG Customer Solutions, Inc.)	USA	Call center	100%	100%
TRG Customer Solutions (Canada), Inc.	Canada	Call center	100%	100%
TRG Marketing Solutions Limited	England	Call center	100%	100%
Virtual World (Private) Limited	Pakistan	Call center	100%	100%
IBEX Philippines, Inc.	Philippines	Call center	100%	100%
IBEX Global Solutions (Philippines) Inc.	Philippines	Call center	100%	100%
TRG Customer Solutions (Philippines) Inc.	Philippines	Call center	100%	100%
IBEX Global Solutions Senegal S.A. (formerly TRG Senegal SA)	Senegal	Call center	100%	100%
IBEX Global Solutions (Private) Limited	Pakistan	Call center	100%	100%
IBEX Global MENA FZE	Dubai	Call center	100%	100%
IBEX Global Bermuda Ltd	Bermuda	Call center	100%	100%
IBEX Global Solutions Nicaragua SA	Nicaragua	Call center	100%	100%
Ibex Honduras S.A. de C.V.	Honduras	Call center	100%	—%
IBEX Global St. Lucia Limited	St. Lucia	Holding company	100%	100%
IBEX Global Jamaica Limited	Jamaica	Call center	100%	100%
IBEX Receivable Solutions, Inc	USA	Call center	100%	100%
IBEX Global Solutions France SARL	France	Call center	100%	100%
IBEX Global Solutions Holdings Inc.	USA	Holding company	100%	100%
Digital Globe Services, LLC	USA	Internet marketing for residential cable services	100%	100%
TelsatOnline, LLC	USA	Internet marketing for non - cable telco services	100%	100%
7 Degrees LLC	USA	Digital marketing agency	100%	100%
iSky, LLC	USA	Customer experience	100%	—%

The following entities are indirect subsidiaries of the Holding Company through DGS Limited:

			Ownership %
Description	Location	Nature of Business	2022	2021
DGS Worldwide Marketing Limited	Cyprus	Holding company and global marketing	100%	100%
DGS (Pvt.) Limited	Pakistan	Call center and support services	100%	100%

The following entity is a Joint venture with membership interest held by Digital Globe Services, LLC:

			Ownership %
Description	Location	Nature of Business	2022	2021
Lakeball LLC (Note 7)	USA	Internet Marketing for commercial cable services	47.5%	47.5%